Document and Entity Information	0 Months Ended
Jul. 10, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul. 10, 2013
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Jul. 10, 2013
Document Effective Date	Jul. 10, 2013
Prospectus Date	Jul. 01, 2013
Institutional Prospectus Classes | AllianzGI Small-Cap Blend Fund | Institutional Class
Risk/Return:
Trading Symbol	AZBIX
Institutional Prospectus Classes | AllianzGI Small-Cap Blend Fund | Class P
Risk/Return:
Trading Symbol	AZBPX
Institutional Prospectus Classes | AllianzGI Small-Cap Blend Fund | Class D
Risk/Return:
Trading Symbol	AZBDX
Retail Prospectus Classes | AllianzGI Small-Cap Blend Fund | Class A
Risk/Return:
Trading Symbol	AZBAX
Retail Prospectus Classes | AllianzGI Small-Cap Blend Fund | Class C
Risk/Return:
Trading Symbol	AZBCX